Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital [Table Text Block]
	Number of shares	Amount
		$
Balance, December 31, 2017	203,449,957	561,441
Issued pursuant to private placement, net of share issuance
cost (note 10(c))	22,354,657	17,412
Balance, December 31, 2018	225,804,614	578,853
Issued pursuant to exercise of share-based options (note 11(a))	403,116	490
Shares repurchased and cancelled under normal course issuer
bid (note 10(d))	(1,108,920)	(958)
Balance, December 31, 2019	225,098,810	578,385